INTANGIBLE ASSETS - Schedule of Amortization (Details)	Jun. 30, 2025 USD ($)
Amortization [Member]
INTANGIBLE ASSETS - Schedule of Amortization (Details) [Line Items]
2026	$ 61,200
2027	61,200
2028	61,200
2029	61,200
2030	61,200
Net Carrying Value [Member]
INTANGIBLE ASSETS - Schedule of Amortization (Details) [Line Items]
2026	2,537,887
2027	2,476,687
2028	2,415,487
2029	2,354,287
2030	$ 2,293,087